KINETICS MUTUAL
                                   FUNDS, INC.

                                     (logo)



                        THE INTERNET EMERGING GROWTH FUND
                        THE INTERNET INFRASTRUCTURE FUND

                         THE INTERNET NEW PARADIGM FUND
                         THE INTERNET GLOBAL GROWTH FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 1999

                              www.kineticsfunds.com


Kinetics Mutual Funds, Inc.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                 THE INTERNET     THE INTERNET    THE INTERNET     THE INTERNET
                                                                EMERGING GROWTH   INFRASTRUCTURE  NEW PARADIGM     GLOBAL GROWTH
                                                                     FUND             FUND            FUND             FUND
Assets:
     Cash                                                           $1,000         $1,000            $1,000         $1,000
          Total assets                                               1,000          1,000             1,000          1,000

LIABILITIES:
          Total liabilities                                              0              0                 0              0
          Total Net Assets                                          $1,000         $1,000            $1,000         $1,000

NET ASSETS CONSIST OF:
     Paid in capital                                                $1,000         $1,000            $1,000         $1,000
          Total Net Assets                                          $1,000         $1,000            $1,000         $1,000

     Shares outstanding
          (1,000,000,000 shares authorized, $ 0.001 par value)         100            100               100            100

     Net Asset Value, Redemption Price and Offering Price
          Per Share                                                 $10.00         $10.00            $10.00          $10.00

                     See Notes to the Financial Statements.

================================================================================
KINETICS MUTUAL FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 1999
================================================================================

NOTE 1.

ORGANIZATION: Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") and was incorporated in the state of Maryland on March 26, 1999. The Company is an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are The Internet Fund, The Medical Fund, The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, and The Internet Global Growth Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Company pursuant to the 1940 Act. The accompanying financial statements exclude The Internet Fund and The Medical Fund; financial statements for these Funds are reported on separately. Investment operations of the Funds began on December 31, 1999 (The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund and The Internet Global Growth Fund), October 21, 1996 (The Internet Fund), and September 30, 1999 (The Medical Fund).

The Internet Emerging Growth Fund seeks to provide investors with long-term capital growth by investing primarily in the equity securities of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities. The Internet Infrastructure Fund seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Internet New Paradigm Fund seeks to provide investors with long-term capital growth by investing primarily in the equity securities of domestic and foreign companies that the investment advisor believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in or growth of the Internet. The Internet Global Growth Fund seeks to provide investors with long-term capital growth by investing primarily in the equity securities of foreign and U.S. companies engaged in the Internet and Internet-related activities. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.

NOTE 2.

SECURITY VALUATION: Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") for which market quotations are readily available are valued at the last quoted sale price as of 4:00 p.m., Eastern time on the day the valuation is made. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Directors of the Funds.

REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Company's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

WRITTEN OPTION ACCOUNTING: The Funds may write (sell) call options for trading purposes. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

FEDERAL INCOME TAXES: It is the Company's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Company intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3.

INVESTMENT ADVISORY AGREEMENTS: The Funds have entered into an investment advisory agreement with Kinetics Asset Management, Inc. (the "Adviser"), whereby the Adviser receives an annual management fee of 1.25% of the Funds' average daily net assets. The Adviser also receives a shareholder servicing fee pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds' average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds. The Adviser serves as Administrator to the Funds. Under an Administrative Services Agreement with the Funds, the Adviser is entitled to receive an annual administration fee equal to 0.15% of the Funds' average daily net assets, of which the Adviser is responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Funds by Firstar. During the period ended December 31, 1999, no expenses or reimbursements have been incurred by The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund, and The Internet Global Growth Fund.

NOTE 4.

CONTROL PERSONS: As of December 31, 1999, all of the outstanding shares of The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund and The Internet Global Growth Fund were owned by Kinetics Asset Management, Inc., a New York corporation that serves as the investment adviser for the Funds. A shareholder that beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

NOTE 5.

CAPITAL STOCK AND DISTRIBUTION: At December 31, 1999, the authorized capitalization of the Company consisted of 1,000,000,000 shares of common stock of $0.001 par value per share. There are no conversion or preemptive rights applicable to any shares of the Company. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative. Transactions in capital stock were as follows:

                                    THE INTERNET     THE INTERNET      THE INTERNET     THE INTERNET
                                  EMERGING GROWTH    INFRASTRUCTURE    NEW PARADIGM     GLOBAL GROWTH
                                        FUND              FUND            FUND              FUND
         SHARES SOLD:                    100               100            100               100
         SHARES REDEEMED:                 --               --             --                 --
                           ------------------------------------------------------------------------------
         SHARES OUTSTANDING:            100               100              100              100



                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Directors
Kinetics Mutual Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of The Internet Emerging Growth Fund, The Internet Infrastructure Fund, The Internet New Paradigm Fund and The Internet Global Growth Fund (four of the portfolios constituting Kinetics Mutual Funds, Inc.) as of December 31, 1999. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of assets and liabilities are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of cash held by the custodian as of December 31, 1999, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Kinetics Mutual Funds, Inc. as of December 31, 1999, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 18, 2000

                          KINETICS MUTUAL FUNDS, INC.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                               INVESTMENT ADVISER,
                           SHAREHOLDER SERVICING AGENT
                                AND ADMINISTRATOR
                         Kinetics Asset Management, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605

                             INDEPENDENT ACCOUNTANTS
                        McCurdy & Associates CPA's, Inc.
                               27955 Clemens Road
                               Westlake, OH 44145

                                   DISTRIBUTOR
                        T.O. Richardson Securities, Inc.
                               2 Bridgewater Road
                              Farmington, CT 06032

                               SUB-ADMINISTRATOR,
                               FUND ACCOUNTANT AND
                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    CUSTODIAN
                               Firstar Bank, N.A.
                            615 East Michigan Street
                               Milwaukee, WI 53202

         THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.